GAIN ON SALE OF SPECTRUM LICENCES (Details) $ in Millions			12 Months Ended
	Jul. 24, 2017 CAD ($) Asset	Jun. 20, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
GAIN ON SALE OF SPECTRUM LICENCES
Gain on sale of spectrum licences				$ 330.9
Income taxes (recovery)			$ 166.6	141.2	$ 143.3
Spectrum licence
GAIN ON SALE OF SPECTRUM LICENCES
Income taxes (recovery)				$ (44.4)
AWS spectrum licence | Videotron
GAIN ON SALE OF SPECTRUM LICENCES
Cash consideration		$ 184.2
Gain on sale of spectrum licences		$ 87.8
2500 MHz and 700 MHz wireless spectrum licences | Videotron
GAIN ON SALE OF SPECTRUM LICENCES
Cash consideration	$ 430.0
Gain on sale of spectrum licences	$ 243.1
Number of intangible assets sold | Asset	7